Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currencies Exchange Rates	6 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares	Dec. 31, 2023
RMB [Member] | Period-End [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Period-end exchange rate	7.1268		7.0827
RMB [Member] | Period-Average [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Period-average exchange rate	$ 7.1051	$ 6.9291
HK [Member] | Period-End [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Period-end exchange rate	7.8087		7.8157
HK [Member] | Period-Average [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Period-average exchange rate	$ 7.8187	$ 7.8387